Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0000897419
Registrant Name	Nuveen Massachusetts Quality Municipal Income Fund
Registration File Number	333-294954
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES